Financial expenses - Schedule of financial expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Interest expense on debt	$ 115,983	$ 132,423	$ 162,738
Accretion of convertible notes	13,265	8,413	11,375
Amortization of deferred financing fees	7,570	6,657	7,041
Loss on extinguishment of debt and write-off of deferred financing fees	3,604	4,056	1,466
Accretion of premiums and discounts on debt	3,682	3,422	3,615
Total financial expenses	144,104	154,971	186,235
Average borrowings	3,140,000	3,130,000	2,910,000
Interest costs capitalised	200	1,400	2,800
Write-offs of the premium and discounts related to the refinancing of existing	600	700
Convertible Notes due 2019
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees related to repayment of debt			300
CSSC Lease Financing
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees related to the refinancing of borrowings		2,000
Borrowing refinanced
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees related to the refinancing of borrowings	$ 3,000	$ 2,700
Write-offs of deferred financing fees related to repayment of debt			$ 1,200